Other Assets - Summary of Investment Property Movement (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Beginning balance	₸ 14,619
Ending balance	14,100	₸ 14,619
Cost
Disclosure of detailed information about investment property [line items]
Beginning balance	15,914	17,328
Additions	72	19
Disposals	(504)	(1,433)
Ending balance	15,482	15,914
Accumulated Depreciation
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,295)	(1,263)
Depreciation charge	(185)	(210)
Disposals	98	178
Ending balance	₸ (1,382)	₸ (1,295)